THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
July 31, 2024
(Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 98.3%
	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029 *	$1,528,376	$1,669,685
3.625%, 04/15/2028	1,314,605	1,393,995
3.375%, 04/15/2032	552,053	614,006
2.500%, 01/15/2029 *	1,184,892	1,220,487
2.375%, 01/15/2027 *	1,364,265	1,370,930
2.375%, 10/15/2028 *	3,479,114	3,567,208
2.125%, 04/15/2029	3,604,635	3,656,990
2.125%, 02/15/2040	712,009	723,284
2.125%, 02/15/2041 *	1,045,503	1,064,693
2.125%, 02/15/2054 *	748,069	749,557
2.000%, 01/15/2026	1,408,327	1,392,772
1.875%, 07/15/2034	1,521,383	1,520,311
1.750%, 01/15/2028	1,283,281	1,276,176
1.750%, 01/15/2034 *	4,125,705	4,085,186
1.625%, 10/15/2027 *	3,422,422	3,398,108
1.500%, 02/15/2053 *	1,453,840	1,263,208
1.375%, 07/15/2033 *	3,909,970	3,769,508
1.375%, 02/15/2044	1,809,813	1,597,819
1.250%, 04/15/2028 *	3,379,942	3,301,521
1.125%, 01/15/2033 *	4,003,405	3,781,917
1.000%, 02/15/2046	1,035,216	834,188
1.000%, 02/15/2048 *	910,631	719,538
1.000%, 02/15/2049	856,203	672,594
0.875%, 01/15/2029 *	2,313,524	2,224,319
0.875%, 02/15/2047	1,268,543	982,693
0.750%, 07/15/2028	2,702,570	2,602,277
0.750%, 02/15/2042 *	1,684,595	1,354,610
0.750%, 02/15/2045 *	1,999,261	1,545,705
0.625%, 01/15/2026 *	2,940,961	2,852,390
0.625%, 07/15/2032 *	4,103,286	3,755,102
0.625%, 02/15/2043 *	1,315,506	1,018,602
0.500%, 01/15/2028 *	3,102,935	2,957,569
0.375%, 01/15/2027	2,745,959	2,629,307
0.375%, 07/15/2027 *	3,039,015	2,909,645
0.250%, 07/15/2029	2,734,355	2,550,832
0.250%, 02/15/2050 *	1,288,229	817,655
0.125%, 10/15/2025 *	3,126,541	3,028,606
0.125%, 04/15/2026 *	2,413,144	2,313,470
0.125%, 07/15/2026 *	2,954,614	2,838,823
0.125%, 10/15/2026 *	3,340,011	3,198,262
0.125%, 04/15/2027 *	3,409,353	3,232,181
0.125%, 01/15/2030 *	3,089,617	2,829,141
0.125%, 07/15/2030 *	3,423,763	3,121,190

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
July 31, 2024
(Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
0.125%, 01/15/2031 *	$3,541,048	$3,188,449
0.125%, 07/15/2031 *	3,620,893	3,242,068
0.125%, 01/15/2032 *	3,950,736	3,492,443
0.125%, 02/15/2051 *	1,311,281	789,074
0.125%, 02/15/2052 *	1,503,917	890,846

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $103,603,326)		104,008,940

EXCHANGE TRADED FUND — 1.0%
	Shares
iShares TIPS Bond ETF	9,855	1,066,114

TOTAL EXCHANGE TRADED FUND
(Cost $1,045,571)		1,066,114

TOTAL INVESTMENTS— 99.3%
(Cost $104,648,897)		$105,075,054

Percentages are based on Net Assets of $105,798,258.
*	Security, or a portion thereof, is held by the Legal & General Commodity Strategy Fund Offshore Ltd. CFC as of July 31, 2024.

ETF — Exchange Traded Fund

TIPS — Treasury Inflation Protected Security USD — US Dollar

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Commodity Strategy Fund
July 31, 2024
(Unaudited)

A list of the open OTC swap agreements held by the Fund at July 31, 2024 is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	BCOMGC INDEX	0.06%	BCOMGC	Monthly	08/03/24	USD	$16,717,000	$604,969	$–	$604,969
Bank of America	BCOMGC INDEX	0.08%	BCOMGC	Monthly	08/03/24	USD	4,532,428	144,600	–	144,600
Bank of America	BCOMRS INDEX	0.1%	BCOMRS	Monthly	08/03/24	USD	18,135,317	(757,780)	–	(757,780)
Bank of America	BCOMRS INDEX	0.11%	BCOMRS	Monthly	08/03/24	USD	66,866,999	(2,404,008)	–	(2,404,008)
								$(2,412,219)	$–	$(2,412,219)

LGI-QH-001-0700